CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
Summary of cash and cash equivalents

	December 31,	December 31,
	2022	2021
Cash at banks	1,402	1,998
Short-term deposits	2,710	435
Allowance for expected credit losses	(2)	(14)
Total cash and cash equivalents	4,110	2,419